MINERAL PROPERTIES (Narrative) (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2012 USD ($) years days	Dec. 31, 2011 USD ($) years days	Dec. 31, 2011 GHS
Mineral Properties 1		30	30
Mineral Properties 2		$ 30,000
Mineral Properties 3			260
Mineral Properties 4		167
Mineral Properties 5			280
Mineral Properties 6		180
Mineral Properties 7		55.00%	55.00%
Mineral Properties 8		55.00%	55.00%
Mineral Properties 9		425,000
Mineral Properties 10		100,000
Mineral Properties 11		325,000
Mineral Properties 12		90	90
Mineral Properties 13		1,000,000	1,000,000
Mineral Properties 14		4,425,000
Mineral Properties 15		500,000
Mineral Properties 16		1,000,000
Mineral Properties 17		925,000
Mineral Properties 18		300,000
Mineral Properties 19		500,000
Mineral Properties 20		1,000,000	1,000,000
Mineral Properties 21		411,440
Mineral Properties 22		100.00%	100.00%
Mineral Properties 23		15,000
Mineral Properties 24		5,000
Mineral Properties 25		125,000
Mineral Properties 26		1,000,000	1,000,000
Mineral Properties 27		260,000
Mineral Properties 28		135,000
Mineral Properties 29		20,000
Mineral Properties 30		25,000
Mineral Properties 31		135,000
Mineral Properties 32		15,000
Mineral Properties 33		500
Mineral Properties 1	30
Mineral Properties 2	30,000
Mineral Properties 3	260
Mineral Properties 4	167
Mineral Properties 5	280
Mineral Properties 6	180
Mineral Properties 7	55.00%
Mineral Properties 8	55.00%
Mineral Properties 9	425,000
Mineral Properties 10	100,000
Mineral Properties 11	325,000
Mineral Properties 12	90
Mineral Properties 13	1,000,000
Mineral Properties 14	4,425,000
Mineral Properties 15	500,000
Mineral Properties 16	1,000,000
Mineral Properties 17	925,000
Mineral Properties 18	300,000
Mineral Properties 19	500,000
Mineral Properties 20	1,000,000
Mineral Properties 21	411,440
Mineral Properties 22	100.00%
Mineral Properties 23	15,000
Mineral Properties 24	5,000
Mineral Properties 25	125,000
Mineral Properties 26	1,000,000
Mineral Properties 27	260,000
Mineral Properties 28	135,000
Mineral Properties 29	20,000
Mineral Properties 30	25,000
Mineral Properties 31	135,000
Mineral Properties 32	15,000
Mineral Properties 33	35,000
Mineral Properties 34	100,000
Mineral Properties 35	20,000
Mineral Properties 36	$ 500